Exeter Insurance Fund, Inc.
                                1100 Chase Square
                            Rochester, New York 14604
                                 (585) 325-6880



May  5,  2003

Filing  Room
Securities  &  Exchange  Commission
450  Fifth  Street,  N.W.
Washington,  D.C.   20549


Re:           Exeter  Insurance  Fund, Inc. (File Nos. 33-64667 and 811-07439) /
Rule  497(j)
Moderate Growth Portfolio, Growth Portfolio, Maximum Horizon Portfolio, Small Cap Portfolio, Equity Portfolio, Bond Portfolio

Dear  Sir  or  Madam:

The registrant hereby certifies, pursuant to paragraph (j) of Rule 497, that the form of the prospectuses for the portfolios referenced above and the Statement of Additional Information dated May 1, 2003 that would have been filed under paragraph (c) of Rule 497 does not differ from the form of such prospectuses and Statement of Additional Information contained in Post-Effective Amendment No. 8, which was filed electronically under Accession Number 0001003369-03-000013 on April 30, 2003.


Sincerely,

EXETER  INSURANCE  FUND,  INC.

/s/  Jodi  L.  Hedberg

Jodi  L.  Hedberg
Corporate  Secretary